Segment Information Reconciled to Income Before Income Taxes and Noncontrolling Interest (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Segment Reporting Information [Line Items]
Lease rental income	$ 169,244	$ 145,478
Trading container margin	2,166	649
Gain on sale of owned fleet containers, net	12,358	5,794
Depreciation expense	65,806	66,834
Container lessee default recovery, net	3,968	12
Interest expense	29,106	36,112
Write-off of unamortized debt issuance costs	267	122
Realized loss on derivative instruments, net	(2,956)	(1,526)
Unrealized gain (loss) on derivative instruments, net	3,192	(14,937)
Segment income (loss) before income tax and noncontrolling interests	63,116	(5,941)
Total assets	6,223,712	5,053,806	$ 5,741,376
Purchase of containers and fixed assets	570,270	7,149
Payments on container leaseback financing receivable	6,425
Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	154,423	130,072
Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	14,821	15,406
Container Ownership
Segment Reporting Information [Line Items]
Lease rental income	154,290	129,850
Gain on sale of owned fleet containers, net	12,358	5,794
Depreciation expense	67,703	68,356
Container lessee default recovery, net	3,968	12
Interest expense	29,032	35,956
Write-off of unamortized debt issuance costs	267	122
Realized loss on derivative instruments, net	(2,956)	(1,526)
Unrealized gain (loss) on derivative instruments, net	3,192	(14,937)
Segment income (loss) before income tax and noncontrolling interests	52,285	(12,051)
Total assets	6,119,382	4,954,452
Purchase of containers and fixed assets	570,257	6,957
Payments on container leaseback financing receivable	6,425
Container Ownership | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	154,290	129,850
Container Management
Segment Reporting Information [Line Items]
Lease rental income	14,954	15,628
Depreciation expense	226	341
Interest expense	74	156
Segment income (loss) before income tax and noncontrolling interests	12,280	2,610
Total assets	203,430	154,857
Purchase of containers and fixed assets	13	192
Container Management | Owned Fleet
Segment Reporting Information [Line Items]
Lease rental income	133	222
Container Management | Managed Fleet
Segment Reporting Information [Line Items]
Lease rental income	14,821	15,406
Container Resale
Segment Reporting Information [Line Items]
Trading container margin	2,166	649
Segment income (loss) before income tax and noncontrolling interests	4,185	2,758
Total assets	8,408	17,198
Other
Segment Reporting Information [Line Items]
Segment income (loss) before income tax and noncontrolling interests	(773)	(1,062)
Total assets	11,690	8,293
Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	1,036	1,484
Management Fees - Non-Leasing | External Customers
Segment Reporting Information [Line Items]
Revenue	1,036	1,484
Management Fees - Non-Leasing | Container Ownership | External Customers
Segment Reporting Information [Line Items]
Revenue		98
Management Fees - Non-Leasing | Container Management
Segment Reporting Information [Line Items]
Revenue	20,439	9,745
Management Fees - Non-Leasing | Container Management | External Customers
Segment Reporting Information [Line Items]
Revenue	67	555
Management Fees - Non-Leasing | Container Resale
Segment Reporting Information [Line Items]
Revenue	2,448	2,421
Management Fees - Non-Leasing | Container Resale | External Customers
Segment Reporting Information [Line Items]
Revenue	969	831
Eliminations
Segment Reporting Information [Line Items]
Depreciation expense	(2,123)	(1,863)
Segment income (loss) before income tax and noncontrolling interests	(4,861)	1,804
Total assets	(119,198)	(80,994)
Eliminations | Management Fees - Non-Leasing
Segment Reporting Information [Line Items]
Revenue	$ (22,887)	$ (12,166)